Prepaid Expenses and Other Current Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net
	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Tax refundable	206,033	161,142
Other receivables	8,952	44,035
Prepayment	2,332,063	237,960
Total prepaid expenses and other current assets	2,547,048	443,137
Less: allowance for credit losses	-	-
Total prepaid expenses and other current assets	2,547,048	443,137

	June 30, 2024	June 30, 2023
	US$	US$

Tax refundable	161,142	146,625
Other receivables	44,035	3,325
Prepayment	237,960	13,759
Total prepaid expenses and other current assets	443,137	163,709
Less: allowance for credit losses	-	-
Total prepaid expenses and other current assets	443,137	163,709